UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-8977
                                    --------

                     GE Private Asset Management Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   GE Financial Trust Company, 3200 North Central Ave., 6th Floor, Dept. 612,
                               Phoenix, AZ 85012
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Regina M. Fink, 16501 Ventura Blvd., Ste 201, Encino, CA 91436
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 957-9700
                                                     --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 7/1/04 - 6/30/05
                          ----------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Proxy Voting Record

The registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GE Private Asset Management Funds, Inc.

By (Signatures and Title)* /s/ Gurinder Ahluwalia
                           ----------------------------------------------------
                               Gurinder Ahluwalia, President

Date:  August 24, 2005


By (Signatures and Title)* /s/ Gurinder Ahluwalia
                           ----------------------------------------------------
                               Gurinder Ahluwalia, Principal Executive Officer

Date:  August 24, 2005

*Print the name and title of each signing officer under his or her signature.